Quarterly Report
May 31, 2023
MFS®  Research
International Fund
RIF-Q3

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 1.4%
MTU Aero Engines Holding AG	568,850	$131,215,874
Thales S.A.	610,122	84,976,390
		$216,192,264
Airlines – 0.5%
Ryanair Holdings PLC, ADR (a)	746,345	$78,425,933
Alcoholic Beverages – 2.2%
Diageo PLC	5,995,199	$249,610,097
Kirin Holdings Co. Ltd.	5,455,800	81,430,727
		$331,040,824
Apparel Manufacturers – 4.9%
Burberry Group PLC	1,956,760	$52,430,753
Compagnie Financiere Richemont S.A.	1,197,767	190,104,002
LVMH Moet Hennessy Louis Vuitton SE	513,927	447,105,135
NIKE, Inc., “B”	587,927	61,885,196
		$751,525,086
Automotive – 2.5%
Bridgestone Corp.	2,150,000	$87,620,312
Compagnie Generale des Etablissements Michelin	3,055,131	86,735,140
DENSO Corp.	1,767,700	109,252,932
Koito Manufacturing Co. Ltd.	5,405,400	101,725,884
		$385,334,268
Biotechnology – 0.8%
CSL Ltd.	633,209	$126,193,108
Brokerage & Asset Managers – 3.5%
Euronext N.V.	2,645,815	$175,767,179
Hong Kong Exchanges & Clearing Ltd.	3,370,300	123,355,360
London Stock Exchange Group PLC	2,261,334	240,510,289
		$539,632,828
Business Services – 1.3%
Nomura Research Institute Ltd.	5,719,700	$144,095,798
Secom Co. Ltd.	771,400	50,583,243
		$194,679,041
Computer Software – 0.7%
Cadence Design Systems, Inc. (a)	475,668	$109,836,498
Computer Software - Systems – 6.8%
Amadeus IT Group S.A. (a)	2,401,951	$171,762,138
Constellation Software, Inc.	103,494	211,029,412
Fujitsu Ltd.	1,520,800	193,422,401
Hitachi Ltd.	5,371,900	310,226,502
Samsung Electronics Co. Ltd.	2,985,379	160,599,782
		$1,047,040,235
Construction – 0.7%
Techtronic Industries Co. Ltd.	11,357,000	$105,368,919

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.5%
Kao Corp.	2,034,600	$71,220,127
Reckitt Benckiser Group PLC	2,072,259	161,008,516
		$232,228,643
Consumer Services – 0.9%
Carsales.com Ltd.	3,664,097	$55,364,342
Persol Holdings Co. Ltd.	2,678,400	50,674,771
SEEK Ltd.	2,438,183	37,316,611
		$143,355,724
Electrical Equipment – 4.2%
Legrand S.A.	1,965,304	$185,829,153
Mitsubishi Electric Corp.	875,800	11,434,274
Schneider Electric SE	2,616,465	451,226,043
		$648,489,470
Electronics – 2.9%
ASML Holding N.V.	136,760	$98,161,748
Kyocera Corp.	1,952,600	111,080,621
NXP Semiconductors N.V.	546,496	97,877,434
Taiwan Semiconductor Manufacturing Co. Ltd.	7,965,326	144,647,365
		$451,767,168
Energy - Independent – 1.3%
Reliance Industries Ltd.	2,620,722	$78,239,727
Woodside Energy Group Ltd.	5,734,186	127,932,200
		$206,171,927
Energy - Integrated – 3.2%
Eni S.p.A.	9,862,068	$131,242,507
Galp Energia SGPS S.A., “B”	11,291,638	119,441,104
TotalEnergies SE	4,385,573	248,825,241
		$499,508,852
Energy - Renewables – 0.3%
Orsted A/S	560,083	$49,040,878
Food & Beverages – 3.6%
Danone S.A.	1,723,253	$101,935,480
Nestle S.A.	3,775,609	447,310,690
		$549,246,170
Food & Drug Stores – 0.2%
Seven & I Holdings Co. Ltd.	742,600	$31,153,756
Gaming & Lodging – 1.7%
Aristocrat Leisure Ltd.	3,662,587	$88,503,560
Flutter Entertainment PLC (a)	252,025	49,330,237
Sands China Ltd. (a)	19,266,400	62,372,308
Whitbread PLC	1,607,351	65,702,382
		$265,908,487
Insurance – 5.5%
AIA Group Ltd.	21,897,600	$210,014,720
Aon PLC	694,079	213,977,615
Beazley PLC	12,174,301	91,698,243
Hiscox Ltd.	5,894,558	85,937,297
Willis Towers Watson PLC	321,783	70,422,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Zurich Insurance Group AG	374,285	$175,070,447
		$847,120,532
Internet – 0.9%
NAVER Corp.	305,726	$45,953,918
NetEase, Inc., ADR	1,077,978	91,714,368
		$137,668,286
Leisure & Toys – 0.4%
Yamaha Corp.	1,614,900	$64,097,592
Machinery & Tools – 5.9%
Daikin Industries Ltd.	1,183,900	$225,690,896
GEA Group AG	3,333,153	139,982,728
Kubota Corp.	4,892,200	67,663,875
RB Global, Inc. (l)	1,132,292	59,146,096
Schindler Holding AG	149,399	30,937,855
SMC Corp.	393,700	212,158,593
Toyota Industries Corp.	1,587,700	98,230,569
Weir Group PLC	3,837,758	80,895,058
		$914,705,670
Major Banks – 5.5%
Bank of Ireland Group PLC	3,792,243	$35,646,738
BNP Paribas	3,860,831	222,890,800
DBS Group Holdings Ltd.	4,573,900	102,484,042
Mitsubishi UFJ Financial Group, Inc.	18,705,100	125,192,936
NatWest Group PLC	69,776,138	225,327,630
UBS Group AG	6,721,041	127,225,635
		$838,767,781
Medical Equipment – 2.2%
ConvaTec Group PLC	29,101,142	$73,414,326
QIAGEN N.V. (a)	3,796,315	171,283,200
Terumo Corp.	2,865,200	87,318,422
		$332,015,948
Metals & Mining – 1.1%
Glencore PLC	33,523,948	$171,583,317
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	14,907,800	$49,023,472
Natural Gas - Pipeline – 0.3%
APA Group	7,872,636	$51,412,397
Other Banks & Diversified Financials – 3.9%
HDFC Bank Ltd.	6,375,776	$124,140,976
Julius Baer Group Ltd.	3,213,063	196,294,071
Macquarie Group Ltd.	1,125,970	125,047,803
Visa, Inc., “A”	691,481	152,838,045
		$598,320,895
Pharmaceuticals – 10.2%
Bayer AG	1,971,477	$109,875,260
Kyowa Kirin Co. Ltd.	7,072,700	136,047,630
Merck KGaA	974,472	169,522,574
Novo Nordisk A.S., “B”	2,693,133	431,495,059

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Roche Holding AG	1,558,217	$493,086,071
Sanofi	1,169,766	118,634,457
Santen Pharmaceutical Co. Ltd.	11,334,100	103,070,552
		$1,561,731,603
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	750,074	$85,627,357
Real Estate – 1.2%
ESR Group Ltd.	21,032,400	$31,049,881
Grand City Properties S.A.	5,202,848	38,373,146
LEG Immobilien SE (a)	2,086,530	108,191,485
		$177,614,512
Restaurants – 0.5%
Yum China Holdings, Inc.	1,370,584	$77,383,173
Specialty Chemicals – 7.8%
Akzo Nobel N.V.	1,511,344	$113,794,127
Croda International PLC	1,800,417	136,617,324
Kansai Paint Co. Ltd.	3,378,800	50,782,036
Linde PLC	1,314,496	464,884,655
Nitto Denko Corp.	1,906,400	135,873,332
Sika AG	564,517	153,967,634
Symrise AG	1,314,948	140,526,713
		$1,196,445,821
Specialty Stores – 0.3%
ZOZO, Inc.	2,076,800	$42,393,104
Telecommunications - Wireless – 2.6%
Advanced Info Service Public Co. Ltd.	14,632,100	$88,717,618
Cellnex Telecom S.A.	2,497,718	101,212,549
KDDI Corp.	4,194,500	129,184,278
SoftBank Group Corp.	1,937,700	76,145,038
		$395,259,483
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	3,780,379	$57,864,944
Tobacco – 1.2%
British American Tobacco PLC	5,734,778	$182,232,298
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	8,858,000	$64,536,380
E.ON SE	7,306,165	88,326,141
Iberdrola S.A.	14,591,967	177,809,870
		$330,672,391
Total Common Stocks		$15,074,080,655
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67	11/20/23	2,052,106	$2,534,855

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.88% (v)	168,455,730	$168,438,884

Other Assets, Less Liabilities – 0.8%		128,317,564
Net Assets – 100.0%		$15,373,371,958
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $168,438,884 and $15,076,615,510, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$2,907,770,201	$—	$—	$2,907,770,201
France	2,123,925,018	—	—	2,123,925,018
United Kingdom	1,816,967,530	—	—	1,816,967,530
Switzerland	1,816,531,260	—	—	1,816,531,260
United States	1,171,721,653	—	—	1,171,721,653
Germany	1,097,297,121	—	—	1,097,297,121
Australia	611,770,021	—	—	611,770,021
Hong Kong	596,697,568	—	—	596,697,568
Denmark	480,535,937	—	—	480,535,937
Other Countries	2,364,681,583	88,717,618	—	2,453,399,201
Mutual Funds	168,438,884	—	—	168,438,884
Total	$15,156,336,776	$88,717,618	$—	$15,245,054,394
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At May 31, 2023, the value of securities loaned was $1,520,019. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $1,661,370.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$151,622,392	$1,066,403,716	$1,049,583,508	$15,675	$(19,391)	$168,438,884
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,607,855	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2023, are as follows:
Japan	18.9%
France	13.8%
United Kingdom	11.8%
Switzerland	11.8%
United States	9.5%
Germany	7.1%
Australia	4.0%
Hong Kong	3.9%
Denmark	3.1%
Other Countries	16.1%